UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/10 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (3.9%)
Boeing Co. (The) (S)	85,600	$6,200,008
Goodrich Corp. (S)	125,000	9,272,500
L-3 Communications Holdings, Inc.	47,200	4,416,504
Northrop Grumman Corp. (S)	109,300	7,413,819
Precision Castparts Corp. (S)	13,000	1,668,420
Raytheon Co.	268,100	15,630,230
United Technologies Corp.	230,100	17,245,995
		61,847,476

Airlines (0.2%)
Southwest Airlines Co.	251,400	3,313,452
		3,313,452

Automotive (0.7%)
Dollar Thrifty Automotive Group (NON)	58,800	2,586,612
Lear Corp. (NON)	65,300	5,301,054
TRW Automotive Holdings Corp. (NON) (S)	84,400	2,718,524
		10,606,190

Banking (7.5%)
Banco Santander Brasil SA ADS (Brazil)	206,732	2,404,293
Bank of America Corp.	1,537,942	27,421,506
Bond Street Holdings, LLC Class A (F)(NON)	274,548	5,628,234
Columbia Banking Systems, Inc. (FWC)	124,962	2,809,146
First Midwest Bancorp, Inc. (S)	39,514	600,613
First Southern Bancorp, Inc. Class B (F)(NON)	112,320	1,684,800
JPMorgan Chase & Co.	961,073	40,922,488
NBH Holdings Co., Inc. 144A Class A (NON)	159,300	3,146,175
PNC Financial Services Group, Inc.	164,100	11,029,161
Wells Fargo & Co.	727,898	24,100,703
		119,747,119

Beverage (1.6%)
Coca-Cola Enterprises, Inc.	85,400	2,368,142
Molson Coors Brewing Co. Class B (S)	157,200	6,973,392
PepsiCo, Inc.	247,700	16,154,994
		25,496,528

Biotechnology (0.9%)
Amgen, Inc. (NON)	240,700	13,806,552
		13,806,552

Broadcasting (0.4%)
DISH Network Corp. Class A	215,400	4,771,110
Liberty Media Corp. - Starz Ser. A (NON) (S)	37,810	2,094,296
		6,865,406

Cable television (1.9%)
Comcast Corp. Class A	736,400	14,536,536
DIRECTV Class A (NON)	290,943	10,540,865
IAC/InterActiveCorp. (NON)	100,200	2,246,484
Time Warner Cable, Inc.	62,300	3,504,375
		30,828,260

Chemicals (2.0%)
Agrium, Inc. (Canada)	34,300	2,140,663
Celanese Corp. Ser. A (S)	94,000	3,007,060
Dow Chemical Co. (The)	166,643	5,137,604
E.I. du Pont de Nemours & Co.	210,900	8,402,256
Huntsman Corp.	173,800	1,983,058
Lubrizol Corp. (The) (S)	49,500	4,471,830
PPG Industries, Inc. (S)	44,900	3,159,613
W.R. Grace & Co. (NON) (S)	93,237	2,693,617
		30,995,701

Combined utilities (0.6%)
El Paso Corp.	778,000	9,413,800
		9,413,800

Commercial and consumer services (0.4%)
Manpower, Inc. (S)	60,000	3,366,000
Moody's Corp. (S)	93,700	2,316,264
		5,682,264

Communications equipment (2.8%)
Cisco Systems, Inc. (NON)	896,100	24,123,012
Harris Corp. (S)	128,800	6,630,624

Qualcomm, Inc.	266,200	10,312,588
Tellabs, Inc.	341,000	3,096,280
		44,162,504

Computers (8.0%)
Apple, Inc. (NON)	166,867	43,572,311
EMC Corp. (NON)	457,100	8,689,471
Hewlett-Packard Co.	427,440	22,214,057
IBM Corp.	263,100	33,939,900
Lexmark International, Inc. Class A (NON) (S)	98,700	3,656,835
Polycom, Inc. (NON) (S)	77,800	2,532,390
Seagate Technology (NON) (S)	173,900	3,194,543
Silicon Graphics International Corp. (NON) (S)	245,400	2,427,006
SMART Modular Technologies WWH, Inc. (NON) (S)	365,082	2,562,876
Western Digital Corp. (NON)	91,300	3,751,517
		126,540,906

Conglomerates (2.4%)
General Electric Co.	1,205,900	22,743,274
SPX Corp. (S)	104,600	7,309,448
Tyco International, Ltd. (S)	228,200	8,851,878
		38,904,600

Consumer (0.2%)
Tupperware Brands Corp.	69,600	3,554,472
		3,554,472

Consumer finance (0.5%)
Capital One Financial Corp. (S)	110,900	4,814,169
SLM Corp. (NON)	198,400	2,428,416
		7,242,585

Consumer goods (2.7%)
Colgate-Palmolive Co. (S)	86,100	7,241,010
Estee Lauder Cos., Inc. (The) Class A (S)	52,700	3,473,984
Kimberly-Clark Corp.	140,900	8,631,534
Procter & Gamble Co. (The) (S)	369,600	22,974,336
		42,320,864

Consumer services (0.6%)
Avis Budget Group, Inc. (NON) (S)	584,000	8,830,080
		8,830,080

Containers (0.1%)
Owens-Illinois, Inc. (NON)	66,300	2,349,672
		2,349,672

Electric utilities (1.7%)
Ameren Corp. (S)	173,428	4,502,191
DTE Energy Co. (S)	105,400	5,077,118
Edison International (S)	281,500	9,675,155
Great Plains Energy, Inc.	250,500	4,842,165
Integrys Energy Group, Inc. (S)	65,200	3,234,572
		27,331,201

Electrical equipment (0.1%)
Emerson Electric Co.	47,000	2,454,810
		2,454,810

Electronics (2.4%)
Garmin, Ltd. (S)	117,700	4,399,626
Intel Corp.	548,400	12,519,972
Jabil Circuit, Inc. (S)	120,200	1,841,464
Marvell Technology Group, Ltd. (NON)	147,700	3,050,005
Micron Technology, Inc. (NON)	237,800	2,223,430
Sensata Technologies Holding NV (Netherlands) (NON)	201,600	4,032,000
Texas Instruments, Inc.	371,000	9,649,710
		37,716,207

Energy (oil field) (2.0%)
FMC Technologies, Inc. (NON) (S)	35,500	2,402,995
National-Oilwell Varco, Inc.	126,000	5,547,780
Noble Corp. (Switzerland)	107,400	4,241,226
Schlumberger, Ltd. (S)	112,900	8,063,318
Smith International, Inc.	140,900	6,729,384
Transocean, Ltd. (Switzerland) (NON)	76,400	5,535,180
		32,519,883

Energy (other) (0.3%)
First Solar, Inc. (NON) (S)	33,100	4,751,505
		4,751,505

Engineering and construction (0.2%)
Shaw Group, Inc. (NON) (S)	88,800	3,399,264

		3,399,264

Financial (0.9%)
AerCap Holdings NV (Netherlands) (NON)	151,838	2,095,364
Assurant, Inc.	96,100	3,500,923
CME Group, Inc.	25,700	8,440,137
		14,036,424

Food (1.4%)
General Mills, Inc.	104,900	7,466,782
Kraft Foods, Inc. Class A	391,117	11,577,063
Sara Lee Corp. (S)	226,900	3,226,518
		22,270,363

Forest products and packaging (0.9%)
International Paper Co.	178,200	4,765,068
MeadWestvaco Corp. (S)	203,200	5,520,944
Sealed Air Corp. (S)	152,500	3,278,750
		13,564,762

Health-care services (4.1%)
Aetna, Inc.	338,800	10,011,540
AmerisourceBergen Corp. (S)	109,400	3,374,990
Cardinal Health, Inc.	131,000	4,544,390
Community Health Systems, Inc. (NON) (S)	138,200	5,646,852
McKesson Corp.	221,100	14,329,491
Omnicare, Inc. (S)	249,100	6,922,489
UnitedHealth Group, Inc.	224,600	6,807,626
Universal Health Services, Inc. Class B	68,100	2,527,872
WellPoint, Inc. (NON)	212,900	11,454,020
		65,619,270

Household furniture and appliances (0.3%)
Whirlpool Corp.	38,000	4,137,060
		4,137,060

Insurance (4.4%)
ACE, Ltd.	185,100	9,845,469
Aflac, Inc.	119,300	6,079,528
American Financial Group, Inc. (S)	122,100	3,593,403
Assured Guaranty, Ltd. (Bermuda)	330,950	7,131,973
Berkshire Hathaway, Inc. Class B (NON) (S)	111,580	8,591,660
Hartford Financial Services Group, Inc. (The) (S)	389,700	11,133,729
Progressive Corp. (The)	125,600	2,523,304
Prudential Financial, Inc.	71,600	4,550,896
RenaissanceRe Holdings, Ltd.	58,400	3,267,480
Travelers Cos., Inc. (The)	272,700	13,836,798
		70,554,240

Investment banking/Brokerage (1.2%)
Goldman Sachs Group, Inc. (The)	116,400	16,901,280
Invesco, Ltd.	74,000	1,701,260
		18,602,540

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp. (S)	148,100	3,970,561
		3,970,561

Machinery (1.2%)
AGCO Corp. (NON)	67,100	2,349,842
CNH Global NV (Netherlands) (NON)	127,900	3,879,207
Parker Hannifin Corp. (S)	116,200	8,038,716
Timken Co.	141,800	4,988,524
		19,256,289

Manufacturing (0.4%)
Eaton Corp. (S)	31,900	2,461,404
Ingersoll-Rand PLC (S)	103,900	3,842,222
		6,303,626

Media (1.4%)
Time Warner, Inc.	571,366	18,900,787
WPP PLC (United Kingdom)	242,005	2,568,802
		21,469,589

Medical technology (1.5%)
Baxter International, Inc.	104,900	4,953,378
Covidien PLC (Ireland)	74,500	3,575,255
Hospira, Inc. (NON) (S)	117,300	6,309,567
Medtronic, Inc.	213,300	9,319,077
		24,157,277

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	63,800	4,818,814
Gerdau Ameristeel Corp. (NON)	352,500	2,643,750

Reliance Steel & Aluminum Co. (S)	68,800	3,358,128
Teck Resources, Ltd. Class B (Canada) (NON)	36,800	1,443,296
		12,263,988

Natural gas utilities (0.6%)
Atmos Energy Corp. (S)	106,600	3,153,228
NiSource, Inc. (S)	265,700	4,330,910
ONEOK, Inc. (S)	52,900	2,599,506
		10,083,644

Oil and gas (7.5%)
Anadarko Petroleum Corp.	73,300	4,556,328
Apache Corp.	62,900	6,400,704
BP PLC ADR (United Kingdom) (S)	136,400	7,113,260
Chevron Corp. (S)	453,300	36,916,752
El Paso Pipeline Partners, LP. (Units) (S)	169,945	4,593,613
Exxon Mobil Corp. (S)	394,800	26,787,180
Nabors Industries, Ltd. (NON) (S)	139,500	3,009,015
Occidental Petroleum Corp. (S)	155,300	13,768,898
PetroHawk Energy Corp. (NON)	228,601	4,935,496
XTO Energy, Inc.	245,700	11,675,664
		119,756,910

Pharmaceuticals (6.1%)
Abbott Laboratories	374,900	19,179,884
GlaxoSmithKline PLC ADR (United Kingdom)	81,000	3,020,490
Johnson & Johnson	546,500	35,139,950
Novartis AG ADR (Switzerland)	69,900	3,554,415
Perrigo Co. (S)	72,500	4,424,675
Pfizer, Inc.	1,715,126	28,676,907
Somaxon Pharmaceuticals, Inc. (NON) (S)	477,423	3,432,671
		97,428,992

Power producers (0.4%)
AES Corp. (The) (NON)	534,000	6,162,360
		6,162,360

Publishing (0.8%)
Gannett Co., Inc. (S)	268,200	4,564,764
New York Times Co. (The) Class A (NON)	277,500	2,752,800
R. R. Donnelley & Sons Co. (S)	283,300	6,088,117
		13,405,681

Real estate (0.4%)
CBL & Associates Properties, Inc. (R) (S)	322,501	4,708,515
Terreno Realty Corp. (NON)(R)	76,874	1,446,000
		6,154,515

Regional Bells (2.4%)
AT&T, Inc.	665,705	17,348,272
Qwest Communications International, Inc. (S)	1,705,410	8,919,294
Verizon Communications, Inc. (S)	433,700	12,529,593
		38,797,159

Restaurants (1.0%)
Darden Restaurants, Inc. (S)	71,000	3,177,250
McDonald's Corp.	170,100	12,007,359
		15,184,609

Retail (5.6%)
Coach, Inc. (S)	105,600	4,408,800
Costco Wholesale Corp. (S)	54,700	3,231,676
CVS Caremark Corp.	374,610	13,834,347
Home Depot, Inc. (The)	236,100	8,322,525
JC Penney Co., Inc. (Holding Co.) (S)	121,800	3,552,906
Macy's, Inc.	325,556	7,552,899
Office Depot, Inc. (NON)	409,400	2,808,484
Ross Stores, Inc. (S)	61,300	3,432,800
Safeway, Inc. (S)	221,600	5,229,760
Sears Holdings Corp. (NON) (S)	24,500	2,963,275
Supervalu, Inc.	114,200	1,701,580
Target Corp.	190,300	10,822,360
TJX Cos., Inc. (The) (S)	68,300	3,165,022
Wal-Mart Stores, Inc.	330,000	17,704,500
		88,730,934

Schools (0.5%)
Apollo Group, Inc. Class A (NON) (S)	87,900	5,046,339
Career Education Corp. (NON) (S)	94,600	2,768,942
		7,815,281

Semiconductor (0.4%)
Atmel Corp. (NON) (S)	575,500	3,130,720
Formfactor, Inc. (NON) (S)	28,793	432,183
KLA-Tencor Corp. (S)	79,100	2,694,146
		6,257,049

Shipping (0.7%)
Overseas Shipholding Group	42,100	2,107,526
Ryder System, Inc. (S)	126,000	5,861,520
Scorpio Tankers, Inc. (Monaco) (NON) (S)	212,155	2,651,938
		10,620,984

Software (4.3%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	86,809	2,987,098
Microsoft Corp.	1,398,500	42,710,190
Oracle Corp. (S)	791,600	20,454,944
VMware, Inc. Class A (NON) (S)	45,400	2,798,456
		68,950,688

Technology (0.4%)
Tech Data Corp. (NON) (S)	72,900	3,127,410
Unisys Corp. (NON) (S)	144,580	4,051,132
		7,178,542

Technology services (2.1%)
Accenture PLC Class A	195,963	8,551,825
Google, Inc. Class A (NON)	36,012	18,922,145
Western Union Co. (The)	198,800	3,628,100
Yahoo!, Inc. (NON)	180,200	2,978,706
		34,080,776

Telecommunications (1.1%)
Iridium Communications, Inc. (NON) (S)	1,134,024	9,140,233
NII Holdings, Inc. (NON) (S)	75,400	3,198,468
Sprint Nextel Corp. (NON)	1,052,300	4,472,275
		16,810,976

Textiles (0.2%)
VF Corp. (S)	40,100	3,465,442
		3,465,442

Tobacco (1.6%)
Lorillard, Inc.	106,500	8,346,405
Philip Morris International, Inc.	346,800	17,020,944
		25,367,349

Waste Management (0.7%)
IESI-BFC, Ltd. (Canada)	356,839	6,986,908
Republic Services, Inc.	109,500	3,397,785
		10,384,693

Total common stocks (cost $1,516,518,420)		$1,583,523,874

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

BPZ Resources, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2015	$2,054,000	$2,508,448

Total convertible bonds and notes (cost $2,054,000)		$2,508,448

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	70,342	$1,866,173

Total convertible preferred stocks (cost $1,758,550)		$1,866,173

PREFERRED STOCKS (--%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired
12/17/09, cost $192,000) (F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (19.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	3,467,919	$3,467,919
Short-term investments held as collateral for loaned
securities with yields ranging from 0.16% to 0.28% and
due dates ranging from May 3, 2010 to June 21, 2010 (d)	$298,158,383	298,116,795

Total short-term investments (cost $301,584,714)		$301,584,714

TOTAL INVESTMENTS

Total investments (cost $1,822,107,684) (b)		$1,889,675,209

Key to holding's abbreviations

ADR American Depository Receipts

ADS American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2009 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,589,120,946.

(b) The aggregate identified cost on a tax basis is $1,825,609,400, resulting in gross unrealized appreciation and depreciation of $177,098,403 and $113,032,594, respectively, or net unrealized appreciation of $64,065,809.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $192,000, or less than 0.1% of net assets.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $290,362,053. Certain of these securities were sold prior to period-end. The fund received cash collateral of $298,116,795 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,298 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $155,557,757 and $155,713,658, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $2,717,924 have been segregated to cover forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$ 56,824,451	$ -	-

	Capital goods	105,995,830	-	-

	Communication services	86,436,395	-	-

	Conglomerates	38,904,600	-	-

	Consumer cyclicals	135,321,434	2,568,802	-

	Consumer staples	171,282,437	-	-

	Energy	157,028,298	-	-

	Financials	225,878,214	3,146,175	7,313,034

	Health care	201,012,091	-	-

	Technology	324,886,672	-	-

	Transportation	13,934,436	-	-

	Utilities and power	52,991,005	-	-

Total common stocks		1,570,495,863	5,714,977	7,313,034

Convertible bonds and notes		-	2,508,448	-

Convertible preferred stocks		-	1,866,173	-

Preferred stocks		-	-	192,000

Short-term investments		3,467,919	298,116,795	-

Totals by level		$ 1,573,963,782	$ 308,206,393	$ 7,505,034

At the start and close of the reporting period, Level 3 investments in securities are not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010